Cover	Jan. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43069
Entity Registrant Name	HELIX ACQUISITION CORP. III
Entity Central Index Key	0002099656
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Cormorant Asset Management, LP
Entity Address, Address Line Two	200 Clarendon Street, 52nd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	702-0370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	HLXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false